Short Term Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Short Term Deposits [Abstract]
Schedule of short term deposits
	December 31,
(in thousands)	2022	2021

Bank deposits in U.S.$ (annual average interest rates 0.3% and 0.6%)	$299	$10,004